Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 23, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Quoted borrowing costs capitalised	$ 35.4	$ 98.5
Weighted average interest rate of capitalized borrowing costs	6.41%	8.90%
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Mining properties, stripping costs capitalized	$ 246.5	$ 319.1
Mining properties, stripping costs capitalized during period	49.3	181.4
Mining properties, stripping costs, depreciation expense	$ 128.6	$ 61.5
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	5.75%		5.75%